Accounts Receivable, Net (Details) - Schedule of Provision for Doubtful Accounts			12 Months Ended
	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning balance	$ 241,959	$ 30,918	$ 241,959	$ 30,918	$ 189,016
Cumulative-effect adjustment of adoption of CECL			(189,671)	(24,236)
Addition			88,578	11,319	142,194
Write-off			(140,641)	(17,972)	(89,251)
Ending balance	$ 189,671	$ 24,236	$ 225	$ 29	$ 241,959